As filed with the Securities and Exchange Commission on January 4, 2008

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING VP INTERMEDIATE BOND PORTFOLIO

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 4, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

February 26, 2008

Dear Variable Contract Owner/Plan Participant:

The Board of Directors has called a Special Meeting of shareholders of ING Lord Abbett U.S. Government Securities  Portfolio (“Lord Abbett U.S. Government Securities Portfolio”), which is scheduled for 10:00 a.m., Local time, on April 10, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Directors of Lord Abbett U.S. Government Securities Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Lord Abbett U.S. Government Securities Portfolio with and into ING VP Intermediate Bond Portfolio (“VP Intermediate Bond Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Lord Abbett U.S. Government Securities Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Lord Abbett U.S. Government Securities Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Lord Abbett U.S. Government Securities Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of VP Intermediate Bond Portfolio instead of shares of Lord Abbett U.S. Government Securities Portfolio.  The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a significantly larger portfolio which seeks to maximize total return consistent with reasonable risk.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.  Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than April 9, 2008.  We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

Notice of Special Meeting of Shareholders

of ING Lord Abbett U.S. Government Securities Portfolio

Scheduled for April 10, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Lord Abbett U.S. Government Securities Portfolio (“Lord Abbett U.S. Government Securities Portfolio”) is scheduled for April 10, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between Lord Abbett U.S. Government Securities Portfolio and ING VP Intermediate Bond Portfolio (“VP Intermediate Bond Portfolio”), providing for the reorganization of Lord Abbett U.S. Government Securities Portfolio with and into VP Intermediate Bond Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on January 11, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Lord Abbett U.S. Government Securities Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

February 26, 2008

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PROXY STATEMENT/PROSPECTUS

February 26, 2008

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Portfolio Characteristics	9
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	10
Comparison of Portfolio Performance	13

COMPARISON OF FEES AND EXPENSES	16
Management Fees	16
Sub-Adviser Fees	16
Administration Fees	16
Distribution and Service Fees	17
Expense Limitation Arrangements	17
Expense Tables	17
Portfolio Expenses	18
Portfolio Transitioning	20
Key Differences in the Rights of Lord Abbett U.S. Government Securities Portfolio’s Shareholders and VP Intermediate Bond Portfolio’s Shareholders	21

INFORMATION ABOUT THE REORGANIZATION	22
The Reorganization Agreement	22
Reasons for the Reorganization	22
Board Considerations	22
Tax Considerations	23
Expenses of the Reorganization	23
Future Allocation of Premiums	24

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	25
Form of Organization	25
Advisers	25
Distributor	25
Dividends, Distributions and Taxes	26
Capitalization	27

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	28
Solicitation of Proxies	28
Voting Rights	28
Other Matters to Come Before the Special Meeting	29
Shareholder Proposals	29

APPENDICES
Appendix A – Agreement and Plan of Reorganization	A-1
Appendix B – Additional Information Regarding ING VP Intermediate Bond Portfolio	B-1
Appendix C – Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

February 26, 2008

PROXY STATEMENT FOR:

ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

(A Series of ING Partners, Inc.)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

PROSPECTUS FOR:

ING VP INTERMEDIATE BOND PORTFOLIO

(A Series of ING VP Intermediate Bond Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a Special Meeting of shareholders of ING Lord Abbett U.S. Government Securities Portfolio (“Lord Abbett U.S. Government Securities Portfolio”) to be held on April 10, 2008.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Lord Abbett U.S. Government Securities Portfolio with and into ING VP Intermediate Bond Portfolio (“VP Intermediate Bond Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Lord Abbett U.S. Government Securities Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of VP Intermediate Bond Portfolio, this Proxy Statement also serves as a Prospectus for VP Intermediate Bond Portfolio.  VP Intermediate Bond Portfolio is an open-end management investment company, which seeks to maximize total return consistent with reasonable risk, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated February 26, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Initial Class (“Class I”) and Service Class (“Class S”) prospectuses of Lord Abbett U.S. Government Securities Portfolio, dated April 30, 2007, which are incorporated by reference (File No: 333-32575); and the Class I and Class S prospectuses of VP Intermediate Bond Portfolio, dated April 30, 2007.  Each Portfolio’s SAI, dated April 30, 2007, is also incorporated herein by reference (for Lord Abbett U.S. Government Securities Portfolio, File No: 333-32575; for VP Intermediate Bond Portfolio, File No: 002-47232).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The annual report for each Portfolio, for the fiscal year ended December 31, 2006 (for Lord Abbett U.S. Government Securities Portfolio, File No: 811-08319; for VP Intermediate Bond Portfolio, File No: 811-02361) and the semi-annual report for each Portfolio, for the fiscal period ended June 30, 2007 (for Lord Abbett U.S. Government Securities Portfolio, File No: 811-08319; for VP Intermediate Bond Portfolio, File No: 811-02361) are incorporated herein by reference.  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-262-3862.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the Class I and Class S prospectuses, all dated April 30, 2007, for more information about VP Intermediate Bond Portfolio.

The Proposed Reorganization

At a meeting held on December 5, 2007, the Board of Directors of Lord Abbett U.S. Government Securities Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Lord Abbett U.S. Government Securities Portfolio to VP Intermediate Bond Portfolio in exchange for shares of beneficial interest of VP Intermediate Bond Portfolio;

•                  the assumption by VP Intermediate Bond Portfolio of the liabilities of Lord Abbett U.S. Government Securities Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of VP Intermediate Bond Portfolio to the shareholders of Lord Abbett U.S. Government Securities Portfolio; and

•                  the complete liquidation of Lord Abbett U.S. Government Securities Portfolio.

Shares of VP Intermediate Bond Portfolio would be distributed to shareholders of Lord Abbett U.S. Government Securities Portfolio so that each shareholder would receive a number of full and fractional shares of VP Intermediate Bond Portfolio equal to the aggregate value of shares of Lord Abbett U.S. Government Securities Portfolio held by such shareholder.

As a result of the Reorganization, each owner of Class I and Class S shares of Lord Abbett U.S. Government Securities Portfolio would become a shareholder of the corresponding share class of VP Intermediate Bond Portfolio.  The Reorganization is expected to be effective on April 26, 2008, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of VP Intermediate Bond Portfolio having an aggregate value equal to the aggregate value of the shares of Lord Abbett U.S. Government Securities Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  With respect to the Portfolios’ investment objectives, Lord Abbett U.S. Government Securities Portfolio seeks high current income consistent with reasonable risk, while VP Intermediate Bond Portfolio seeks to maximize total return consistent with reasonable risk through investments in a diversified portfolio consisting primarily of debt securities and anticipates that capital appreciation and investment income will both be major factors in achieving total return;

•                  Lord Abbett U.S. Government Securities Portfolio invests at least 80% of its assets in U.S. government securities (including securities issued, guaranteed or sponsored by U.S. government agencies), while VP Intermediate Bond Portfolio invests at least 80% of its assets in different types of bonds which are generally of investment grade;

•                  Unlike Lord Abbett U.S. Government Securities Portfolio, VP Intermediate Bond Portfolio has a principal investment strategy of investing a portion of its assets in high yield debt securities (commonly referred to as “junk bonds”);

•                  While both Portfolios may invest in mortgage-backed securities, Lord Abbett U.S. Government Securities Portfolio’s principal investment strategies explicitly indicate that it may invest extensively in such securities; meanwhile, VP Intermediate Bond Portfolio may invest in debt securities of foreign issuers, lend portfolio securities on short-term and long-term basis, and invest in other investment companies, and none of these is a principal investment strategy of Lord Abbett U.S. Government Securities Portfolio;

•                  Directed Services, LLC (“DSL”) and Lord, Abbett & Co. LLC (“Lord Abbett”) are the adviser and sub-adviser, respectively, to Lord Abbett U.S. Government Securities Portfolio, while ING Investments, LLC (“ING Investments”) and ING Investment Management Co. (“ING IM”) are the adviser and sub-adviser, respectively, to VP Intermediate Bond Portfolio;

•                  VP Intermediate Bond Portfolio is the larger Portfolio (approximately $2,864,173,588 in net assets, compared to $43,072,123 in net assets for Lord Abbett U.S. Government Securities Portfolio, as of June 30, 2007);

•                  Shareholders of Lord Abbett U.S. Government Securities Portfolio, after becoming shareholders of VP Intermediate Bond Portfolio, would pay a lower advisory fee and would benefit from lower gross and net expenses for Class I and Class S of the surviving Portfolio;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                  In connection with the Reorganization, certain holdings of Lord Abbett U.S. Government Securities Portfolio may be sold shortly prior to the Closing Date.  The sub-adviser to VP Intermediate Bond Portfolio may also sell portfolio securities that it acquired from Lord Abbett U.S. Government Securities Portfolio after the Closing Date.  In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Lord Abbett U.S. Government Securities Portfolio nor its shareholders, nor VP Intermediate Bond Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Lord Abbett U.S. Government Securities Portfolio will pay to the Participating Insurance Companies’ Separate Accounts and Qualified Plans that own its shares, a cash distribution that is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2007, are as follows:

	Class I	Class S

Gross Expenses Before the Reorganization:

Lord Abbett U.S. Government Securities Portfolio(1)	0.91%	1.16%

VP Intermediate Bond Portfolio	0.49%	0.74%

	Class I	Class S

Net Expenses Before the Reorganization (After Fee Waiver)

Lord Abbett U.S. Government Securities Portfolio(1) (2)	0.91%	1.16%

VP Intermediate Bond Portfolio	0.49%	0.74%

	Class I	Class S

After the Reorganization: VP Intermediate Bond Portfolio Pro Forma

Gross estimated expenses of VP Intermediate Bond Portfolio	0.49%	0.74%

Net estimated expenses of VP Intermediate Bond Portfolio	0.49%	0.74%

(1)             Includes 0.23% of interest expense on reverse repurchase agreements.  Without this expense, the ratios would be 0.68% and 0.93% for Class I and Class S, respectively, of Lord Abbett U.S. Government Securities Portfolio.  These expenses are less than 0.01% for Class I and Class S of the surviving Portfolio (pro forma).

(2)             DSL has entered into a written expense limitation agreement with ING Partners, Inc., on behalf of Lord Abbett U.S. Government Securities Portfolio, under which it will limit expenses of the Portfolio, excluding interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years.  The expense limitation agreement will continue through at least May 1, 2008.  The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless DSL provides written notice of termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event of a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless the adjournment is more than 120 days after the record date, or if after the adjournment a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Lord Abbett U.S. Government Securities Portfolio and VP Intermediate Bond Portfolio:

	Lord Abbett U.S. Government Securities Portfolio	VP Intermediate Bond Portfolio

Investment Objective	High current income consistent with reasonable risk. The Portfolio’s investment object is not fundamental and may be changed without a shareholder vote.

The Portfolio seeks to maximize total return
consistent with reasonable risk. The Portfolio
seeks its objective through investments in a
diversified portfolio consisting primarily of
debt securities. It is anticipated that capital
appreciation and investment income will both
be major factors in achieving total return. The
Portfolio’s investment objective is not
fundamental and may be changed without a
shareholder vote.

Principal Investment Strategies

•     Under normal market conditions, the
Portfolio invests at least 80% of its net
assets, plus the amount of any borrowings
for investment purposes, in U.S.
government securities. The Portfolio will
provide shareholders with at least 60 days’
prior written notice of any change in this
investment policy.

•     U.S. government securities include
obligations issued by the U.S. Treasury and
certain obligations issued or guaranteed by
U.S. government agencies and U.S.
government-sponsored enterprises
(including mortgage-related securities), such
as:

•     Federal Home Loan Bank;

•     Federal Home Loan Mortgage Corporation;

•     Federal National Mortgage
Association;

•     Federal Farm Credit Bank; and

•     Government National Mortgage
Association.

•     The Portfolio generally invests a substantial
portion of its assets in securities issued or
guaranteed by various government-
sponsored enterprises. U.S. government
securities also include certain mortgage-
related securities that may be sponsored by a
U.S. government agency or organization
and are not direct obligations of the U.S.
government.

•     In managing the Portfolio, Lord Abbett:

•     seeks securities that it expects will
produce high current income
consistent with reasonable risk. Lord

•     Under normal market conditions, the
Portfolio invests at least 80% of its assets
in a portfolio of bonds, including, but not
limited to, corporate, government and
mortgage bonds, which, at the time of
purchase, are rated investment grade (for
example, rated at least BBB— by Standard
& Poor’s Rating Group or Baa3 by
Moody’s Investors Service, Inc.) or have
an equivalent rating by a nationally
recognized statistical rating organization,
or are of comparable quality if unrated.
The Portfolio will provide shareholders
with at least 60 days’ prior written notice
of any change in this investment policy.

•     Although the Portfolio may invest a
portion of its assets in high-yield (high-
risk) debt securities, commonly referred to
as “junk bonds,” rated below investment
grade, the Portfolio will seek to maintain a
minimum average portfolio quality rating
of at least investment grade.

•     The dollar-weighted average portfolio
maturity of the Portfolio will generally
range between three and ten years.

•     The Portfolio may also invest in: preferred
stocks; high quality money market
instruments; municipal bonds; debt
securities of foreign issuers; mortgage- and
asset-backed securities; options and futures
contracts involving securities, securities
indices and interest rates. The Portfolio
may also engage in dollar roll transactions
and swap agreements.

•     The investment process focuses on buying
bonds at a discount to their intrinsic value.
The Sub-Adviser utilizes proprietary

	Lord Abbett U.S. Government Securities Portfolio	VP Intermediate Bond Portfolio

Abbett considers reasonable risk to
mean that the volatility the Portfolio is
expected to have over time will
approximate that of the Lehman
Brothers Government Bond® Index;
and

•     seeks to construct a portfolio with an
average duration ranging between
three and eight years.

•     The Portfolio may invest in derivative and
similar instruments, including, but not
limited to, options, futures, forward
contracts, swap agreements, warrants and
rights. The Portfolio may also enter into
financial futures contracts and options on
futures for bona fide hedging purposes or to
pursue risk management strategies, and may
engage in futures transactions for non-
hedging purposes if the aggregated initial
margin and premiums required to establish
such positions does not exceed 5% of the
liquidation value of the Portfolio’s
investment portfolio.

•     The Portfolio may invest extensively in
mortgage-related securities and also may
invest in other asset-backed securities.
Mortgage-related securities include
mortgage pass-through securities,
collateralized mortgage obligations,
commercial mortgage-backed securities,
mortgage dollar rolls, stripped mortgage-
backed securities and other securities that
directly or indirectly represent a
participation in, or are secured by and
payable from, mortgage loans on real
property.

•     The Portfolio may engage in active and
frequent trading to achieve its principal
investment strategies. Lord Abbett may sell
securities for a variety of reasons, such as to
secure gains, limit losses, or redeploy assets
into opportunities believed to be more
promising, among others.

quantitative techniques to identify bonds or
sectors that are cheap relative to other
bonds or sectors based on their historical
price relationships. Teams of asset
specialists use this relative value analysis
to guide the security selection process.

•     The Portfolio may invest in other
investment companies to the extent
permitted under the Investment Company
Act of 1940, as amended, and the rules and
regulations thereunder.

•     The Portfolio may lend portfolio securities
on a short-term or long-term basis, up to
33 1/3% of its total assets.

•     The Sub-Adviser may sell securities for a
variety of reasons, such as to secure gains,
limit losses, or redeploy assets into
opportunities believed to be more
promising, among others.

•     The Portfolio may engage in frequent and
active trading of portfolio securities to
achieve its investment objective.

Investment Adviser	DSL	ING Investments

Sub-Adviser	Lord Abbett	ING IM

Portfolio Manager	Robert Gerber	James B. Kauffman

As you can see from the chart, with respect to the Portfolios’ investment objectives, while Lord Abbett U.S. Government Securities Portfolio seeks high current income consistent with reasonable risk and VP Intermediate Bond Portfolio seeks to maximize total return consistent with reasonable risk, VP Intermediate Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities and anticipates that capital appreciation and investment income will both be major factors in achieving total return.  Lord Abbett U.S. Government Securities Portfolio invests at least 80% of its assets in U.S. government securities (including securities issued, guaranteed or sponsored by U.S. government agencies), while VP Intermediate Bond Portfolio invests at least 80% of its assets in different types of bonds which are generally of investment grade.  Furthermore, unlike Lord Abbett U.S. Government Securities Portfolio, VP Intermediate Bond Portfolio also has a principal investment strategy of investing a portion of its assets in high yield debt securities (commonly referred to as “junk bonds”).  While both Portfolios may invest in mortgage-backed securities, Lord Abbett U.S. Government Securities Portfolio’s principal investment strategies explicitly indicate that it may invest extensively in such securities.  Meanwhile, VP Intermediate Bond Portfolio may invest in debt securities of foreign issuers, lend portfolio securities on short-term and long-term basis, and invest in other investment companies.  None of these is a principal investment strategy of Lord Abbett U.S. Government Securities Portfolio.  Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2007:

	Lord Abbett U.S. Government Securities Portfolio		VP Intermediate Bond Portfolio
Net Assets	$43,072,123		$2,864,173,588

Number of Holdings	46		5437

Portfolio Turnover Rate(1)	75%		197%

Weighted Average Rating	AAA		AA

Weighted Average Duration	4.77 Years		4.79 Years

As of Percentage of Assets:

AAA	100.0%		70.8%

AA	—		5.3%

A	—		5.8%

BBB	—		6.0%

BB or less	—		7.7%

Not Rated	—		—

Cash	—		4.4%

TOTAL	100.0%		100.0%

Top 5 Industries (as % of net assets)	Federal National Mortgage Corporation	46.7%	Collateralized Mortgage Obligations	34.6%
	Federal Home Loan Mortgage Corporation	20.0%	Federal National Mortgage Corporation	16.0%
	U.S. Treasury Bonds	11.5%	Federal Home Loan Mortgage Corporation	10.1%
	Government National Mortgage Association	11.4%	Diversified Financial Services	6.9%
	Federal Home Loan Bank	5.0%	Banks	5.8%
U.S. Fixed Income Securities (as a % of market value*)	$41,170,064	100%	$2,884,024,156	100%

U.S. Equity Securities (as a % of market value*)	$0	0%	$19,451,687	0%

Foreign Securities (as a % of market value*)	$0	0%	$17,053,348	0%

Top 10 Holdings (as a % of net assets)	Federal National Mortgage Corporation, 5.500%, due 02/01/36	24.4%	Federal National Mortgage Corporation, 6.500%, due 09/15/33	2.1%
	Government National Mortgage Association, 5.500%, due 02/15/36	9.2%	U.S. Treasury Note, 4.750%, due 05/31/12	1.9%
	U.S. Treasury Bond, 4.250%, due 11/15/13	6.2%	Federal National Mortgage Corporation, 5.000%, due 08/15/34	1.8%
	Federal Home Loan Bank, 5.125%, due 08/14/13	4.8%	Treasury Inflation Protected Security, 2.375%, due 01/15/25	1.7%
	Federal Home Loan Mortgage Corporation, 5.500%, due 01/01/22	4.8%	Treasury Inflation Protected Security, 3.875%, due 01/15/09	1.5%
	Federal Home Loan Mortgage Corporation, 5.000%, due 04/01/20	3.5%	Federal National Mortgage Corporation, 5.000%, due 07/18/21	1.5%

U.S. Treasury Bond, 4.500%, due 02/15/36	3.5%	U.S. Treasury Bond, 4.500%, due 05/15/17	1.4%
Federal Home Loan Mortgage Corporation, 5.000%, due 10/01/20	2.7%	Federal National Mortgage Corporation, Discount Note, due 04/01/49	1.2%
Federal National Mortgage Corporation, 4.940%, due 01/01/13	2.6%	U.S. Treasury Note, 4.875%, due 05/31/09	1.2%
Federal Home Loan Mortgage Corporation, 5.000%, due 04/01/21	2.2%	Treasury Inflation Protected Security, 2.375%, due 01/15/17	1.2%

*                                         Excluding short-term investments.

(1)                                      For the six-month period ended June 30, 2007.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Lord Abbett U.S. Government Securities Portfolio are the same as the risks of investing in VP Intermediate Bond Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Derivatives Risk.  Both Portfolios are subject to derivatives risk.  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates.  The use of certain derivatives may have a leveraging effect which may increase the volatility of a Portfolio and may reduce its returns.

Interest Rate Risk.  Both Portfolios are subject to interest rate risk.  Fixed-income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall.  Economic and market conditions may cause issuers to default or go bankrupt.  High-yield instruments are even more sensitive to economic and market conditions than other fixed-income securities.

Mortgage-Related Securities Risk.  Both Portfolios are subject to mortgage-related securities risk.  The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments.  If the principal on the underlying mortgage notes is repaid faster than anticipated which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Portfolio Turnover Risk.  Both Portfolios are subject to portfolio turnover risk.  A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

Prepayment or Call Risk.  Both Portfolios are subject to prepayment or call risk.  A Portfolio may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled.  If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.

Price Volatility Risk.  Both Portfolios are subject price volatility risk.  The value of a Portfolio changes as the prices of its investments go up or down.  Debt securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.

U.S. Government Securities and Obligations Risk.  Both Portfolios are subject to U.S. government securities and obligations risk.  Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury.  These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association.  Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury.  Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government.  No assurance can be given that the U.S. government would provide financial support to such agencies if needed.  U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates.  Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Debt Securities Risk.  Lord Abbett U.S. Government Securities Portfolio is subject to debt securities risk.  The value of debt securities may fall when interest rates rise.  Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.  In addition, debt securities, such as bonds, involve credit risk as described above.  These securities are also subject to interest rate risk.  This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Leveraging Risk.  Lord Abbett U.S. Government Securities Portfolio is subject to leveraging risk.  Certain transactions may give rise to a form of leverage.  Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.  The use of derivatives may also create leveraging risk.  To mitigate leveraging risk, the Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.  The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.  This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s assets.

Manager Risk.  Lord Abbett U.S. Government Securities Portfolio is subject to manager risk.  The Portfolio’s sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective.  The sub-adviser could do a poor job in executing an investment strategy.  The sub-adviser may use the investment techniques or invest in securities that are not part of the Portfolio’s principal investment strategy.  For example, if market conditions warrant, the Portfolio’s sub-adviser may temporarily shift certain investments for the Portfolio.  These shifts may alter the risk/return characteristics of the Portfolio and cause the Portfolio to miss investment opportunities.  Individuals primarily responsible for managing the Portfolio may leave the sub-adviser or be replaced.

Market and Company Risk.  Lord Abbett U.S. Government Securities Portfolio is subject to market and company risk.  The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses.  Stock prices in general may decline over short or even extended periods.  The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Corporate Debt Securities Risk.  VP Intermediate Bond Portfolio is subject to corporate debt securities risks.  Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.  When interest rates decline, the value of the Portfolio’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.  Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration.  Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities.  Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond’s price to changes in interest rates, otherwise known as a bond’s interest rate risk or volatility.  According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates.  However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity.  Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure.  For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years.  Material changes in interest rates may impact the duration calculation.

Credit Risk.  VP Intermediate Bond Portfolio is subject to credit risk.  The Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  This is especially true during periods of economic uncertainty or economic downturns.  The Portfolio may be subject to more credit risk than other funds, because it may invest in high-yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments.

Extension Risk.  VP Intermediate Bond Portfolio is subject to extension risk.  Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security’s life, thereby locking in a below-market interest rate, increasing the security’s duration and reducing the value of the security.

High-Yield, Lower-Grade Securities Risk.  VP Intermediate Bond Portfolio is subject to high-yield, lower-grade securities risk.  When the Portfolio invests in debt securities rated below investment grade, its credit risk is greater than that of funds that buy only investment-grade debt securities.  Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.  Debt securities that are (or have fallen) below investment grade are exposed to a greater risk that their issuers might not meet their debt obligations.  The market for these debt securities may be less liquid, making it difficult for the Portfolio to sell them quickly at an acceptable price.  These risks can reduce the Portfolio’s share price and the income it earns.

Foreign Investing Risk.  VP Intermediate Bond Portfolio is subject to foreign investing risk.  Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions.  Additionally, securities of foreign companies may be denominated in foreign currencies.  Exchange rate fluctuations may reduce or eliminate gains or create losses.  Hedging strategies intended to reduce this risk may not perform as expected.  These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies Risk.  VP Intermediate Bond Portfolio is subject to other investment companies risk.  The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease.  Because the Portfolio invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Risk.  VP Intermediate Bond Portfolio is subject to securities lending risk.  There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and it may lose the opportunity to sell the securities at a desirable price.  Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar chart and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.

Lord Abbett U.S. Government Securities Portfolio

Since the Portfolio did not have a full calendar year of operations as of December 31, 2006, there is no calendar year-by-year performance bar chart included in this Proxy Statement/Prospectus for the Portfolio.  However, performance of Lord Abbett U.S. Government & Government Sponsored Enterprises Fund (the “Comparable Fund”), a similarly managed portfolio, for the stated periods ended December 31, 2006, as well as a comparison with the performance of the applicable benchmark, is presented below.

While the Portfolio is managed in a manner similar to that of the Comparable Fund, investors should be aware that the Portfolio and the Comparable Fund are not the same fund and will not have the same performance.  Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund.  Different performance will result due to factors such as differences in the cash flows in and out, different fees and expenses, and differences in portfolio size and positions.  In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of the Portfolio.  In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund’s performance.

You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio.  The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio.  The figures do not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts.  You should refer to the separate account prospectuses, prospectus summary or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges.  The insurance separate account fees will have a detrimental effect on the performance of the Portfolio.  The results shown below reflect the reinvestment of dividends and distributions, and were, aside from fee and expense differences, calculated in the same manner that will be used by the Portfolio to calculate its own performance.  Performance is net of all other fees including sales load.  Please be advised that although only the Comparable Fund may be shown for the Portfolio, Lord Abbett may manage other substantially similar mutual funds, the performance of which is not shown.

	1 Year	3 Years	5 Years	10 Years

Lord Abbett U.S. Government & Government Sponsored Enterprises Fund (LAGVX)	3.59%	3.20%	4.16%	5.40%

Lehman Brothers Government Bond® Index(1)	3.48%	3.20%	4.64%	6.01%

(1)

The Lehman Brothers Government Bond Index is a market value weighted index designed to measure the performance of U.S. government and government agency securities, less mortgage type securities, with maturities of one year or more.

Comparison of Portfolio Performance

The bar chart shows the performance of VP Intermediate Bond Portfolio’s Class I shares for each of the past 10 calendar years from 1997 to 2006.  Class S shares will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare VP Intermediate Bond Portfolio’s performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

VP Intermediate Bond Portfolio

Calendar Year-by-Year Returns (1) (2)

(1)	These figures are for the years ended December 31. They do not reflect expenses or charges which are, or may be imposed, under your Variable Contract or Qualified Plan, and would be lower if they did.
(2)

During the period shown in the chart, the Portfolio’s best quarterly performance was 4.22% for the 4th quarter of 2000, and the Portfolio’s worst quarterly performance was (2.14)% for the 2nd quarter of 2004.

Average Annual Total Return

(For the periods ended June 30, 2007)

	1 Year	5 Years (Or life of Class)	10 Years (Or life of Class)
Lord Abbett U.S. Government Securities Portfolio(1)
Class I	5.28%	2.82%(2)	N/A
Lehman Brothers® Government Bond Index(3)	5.56%	3.05%(4)	N/A
Class S	5.10%	2.28%(5)	N/A
Lehman Brothers® Government Bond Index(3)	5.56%	3.36%(6)	N/A

VP Intermediate Bond Portfolio(7) (8)
Class I	5.79%	5.01%	5.84%
Lehman Brothers® Aggregate Bond Index(9)	6.12%	4.48%	6.02%
Class S	5.44%	4.74%	4.97%(10)
Lehman Brothers® Aggregate Bond Index(9)	6.12%	4.48%	4.68%(11)

(1)	No performance information for ADV Class of Lord Abbett U.S. Government Securities Portfolio is shown because the class was dissolved on December 27, 2007.
(2)	Class I shares of Lord Abbett U.S. Government Securities Portfolio commenced operations on January 3, 2006.
(3)

The Lehman Brothers® Government Bond Index is a market value weighted index designed to measure the performance of U.S. government and government agency securities, less mortgage type securities, with maturities of one year or more.  It includes the reinvestment of dividends and distributions net of withholding taxes but does not reflect fees, brokerage commissions or other expenses of investing.

(4)	The index return for Class I of Lord Abbett U.S. Government Securities Portfolio is for the period beginning January 1, 2006.
(5)	Class S shares of Lord Abbett U.S. Government Securities Portfolio commenced operations on January 18, 2006.
(6)	The index return for Class S of Lord Abbett U.S. Government Securities Portfolio is for the period beginning February 1, 2006.
(7)	Effective March 1, 2002, ING Investments began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.
(8)	Effective August 6, 2004, the Portfolio changed its name from ING VP Bond Portfolio to ING VP Intermediate Bond Portfolio.
(9)

The Lehman Brothers® Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities.  It includes the reinvestment of dividends and distributions net of withholding taxes but does not reflect fees, brokerage commissions or other expenses of investing.

(10)	Class S shares of VP Intermediate Bond Portfolio commenced operations on May 3, 2002.
(11)	The index return for Class S of VP Intermediate Bond Portfolio is for the period beginning May 1, 2002.

Additional information regarding VP Intermediate Bond Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of VP Intermediate Bond Portfolio, see “Appendix B: Additional Information Regarding ING VP Intermediate Bond Portfolio.”

Management Fees

Lord Abbett U.S. Government Securities Portfolio pays DSL, its investment adviser, and VP Intermediate Bond Portfolio pays ING Investments, its investment adviser, a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of Net Assets)
Lord Abbett U.S. Government Securities Portfolio	0.47% of the first $250 million of the Portfolio’s average daily net assets; and 0.45% of the Portfolio’s average daily net assets in excess of $250 million

VP Intermediate Bond Portfolio	0.40% of the Portfolio’s average daily net assets

If the Reorganization is approved by shareholders, VP Intermediate Bond Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAIs of the Portfolios, each dated April 30, 2007.

Sub-Adviser Fees

DSL, the adviser to Lord Abbett U.S. Government Securities Portfolio, pays Lord Abbett, the sub-adviser to Lord Abbett U.S. Government Securities Portfolio, and ING Investments, the adviser to VP Intermediate Bond Portfolio, pays ING IM, the sub-adviser to VP Intermediate Bond Portfolio, a sub-advisory fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by DSL to each sub-adviser, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)
Lord Abbett U.S. Government Securities Portfolio	0.25% of first $50 million of the Portfolio’s average daily net assets; 0.225% of next $50 million of the Portfolio’s average daily net assets; and 0.20% of assets thereafter.

VP Intermediate Bond Portfolio	0.180% of the Portfolio’s average daily next assets.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM the same sub-advisory fee currently in place for VP Intermediate Bond Portfolio.

As a result of the Reorganization, all three affiliates of ING Groep N.V., including DSL, ING Investments and ING IM, as a group, will be able to retain more advisory and sub-advisory fees.  Based on the net assets of the surviving Portfolio as of June 30, 2007, the additional retained amount is estimated to be $78,600 in the first year and $130,100 per year thereafter.

Administration Fees

Pursuant to an administrative services agreement between ING Partners, Inc. (“IPI”) and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of Lord Abbett U.S. Government Securities Portfolio and

is responsible for the supervision of the Portfolio’s other service providers.  As compensation for its services, IFS receives a monthly fee from Lord Abbett U.S. Government Securities Portfolio at an annual rate based on the average daily net assets of the Portfolio.  For the fiscal year ended December 31, 2006, Lord Abbett U.S. Government Securities Portfolio paid an annual administrative fee of 0.10%.

IFS also serves as administrator for VP Intermediate Bond Portfolio pursuant to an Administration Agreement between IFS and ING VP Intermediate Bond Portfolio (the “Trust”).  IFS provides the overall business management and administrative services necessary to properly conduct VP Intermediate Bond Portfolio’s business, except for those services performed by ING Investments, ING IM, the Portfolio’s custodian and transfer agent, and other service providers retained by the Trust.  IFS acts as a liaison among service providers to VP Intermediate Bond Portfolio, and is responsible for monitoring the Portfolio in compliance with applicable legal requirements and for investment policies and restrictions of the Portfolio.  VP Intermediate Bond Portfolio pays IFS an annual administration fee of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% of the Portfolio’s daily net assets in excess of $5 billion.

If the Reorganization is approved by shareholders, VP Intermediate Bond Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

The Class S shares of each Portfolio pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

DSL has entered into a written expense limitation agreement with IPI, on behalf of Lord Abbett U.S. Government Securities Portfolio, under which it will limit expenses of the Portfolio, excluding interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years.  The expense limitation agreement will continue through at least May 1, 2008.  The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless DSL provides written notice of termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

There is no expense limitation currently in place for VP Intermediate Bond Portfolio.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Lord Abbett U.S. Government Securities Portfolio	VP Intermediate Bond Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None	None

Neither Lord Abbett U.S. Government Securities Portfolio nor VP Intermediate Bond Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2007.  Pro forma fees show estimated fees of VP Intermediate Bond Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of June 30, 2007 (Unaudited)(1)(2)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fee	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(3)		Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment		Net Expenses

Class I

Lord Abbett U.S. Government Securities Portfolio	0.47%	N/A	0.44	%(4)	—	0.91%	—	(5)	0.91%

VP Intermediate Bond Portfolio	0.40%	N/A	0.09%		—	0.49%	—		0.49%

VP Intermediate Bond Portfolio (Surviving Portfolio After the Reorganization) (Estimated Pro Forma) (Unaudited)	0.40%	N/A	0.09%		—	0.49%	—		0.49%

Class S

Lord Abbett U.S. Government Securities Portfolio	0.47%	0.25%	0.44	%(4)	—	1.16%	—	(5)	1.16%

VP Intermediate Bond Portfolio	0.40%	0.25%	0.09%		—	0.74%	—		0.74%

VP Intermediate Bond Portfolio (Surviving Portfolio After the Reorganization) (Estimated Pro Forma) (Unaudited)	0.40%	0.25%	0.09%		—	0.74%	—		0.74%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2007, as adjusted for contractual changes and waivers, if any.

(2)	Annual portfolio operating expenses for Class ADV of Lord Abbett U.S. Government Securities Portfolio is not shown because the class was dissolved on December 27, 2007.

(3)

IFS receives a monthly fee from Lord Abbett U.S. Government Securities Portfolio at an annual rate of 0.10% based on the average daily net assets of the Portfolio. IFS receives from VP Intermediate Bond Portfolio an annual administration fee of 0.055% of the first $5 billion of the Portfolio’s average daily net assets and 0.03% of the Portfolio’s daily net assets in excess of $5 billion.

(4)

Includes 0.23% of interest expense on reverse repurchase agreements. Without this expense, the net expense ratios would be 0.68% and 0.93% for Class I and Class S, respectively, of Lord Abbett U.S. Government Securities Portfolio. These expenses are less than 0.01% for Class I and Class S of the surviving Portfolio (pro forma).

(5)

DSL has entered into a written expense limitation agreement with IPI, on behalf of Lord Abbett U.S. Government Securities Portfolio, under which it will limit expenses of the Portfolio, excluding interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if applicable, subject to possible recoupment by DSL within three years. The expense limitation agreement will continue through at least May 1, 2008. The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless DSL provides written notice of termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the management agreement.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Lord Abbett U.S. Government Securities Portfolio(1)(2)				VP Intermediate Bond Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class I	$93	$290	$504	$1,120	$50	$157	$274	$616
Class S	$118	$368	$638	$1,409	$76	$237	$411	$918

	Estimated VP Intermediate Bond Portfolio
	Pro Forma: the Portfolios Combined
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$157	$274	$616
Class S	$76	$237	$411	$918

(1)                                     The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of three-, five-, and ten-year periods.

(2)                                     Examples are not shown for Class ADV of Lord Abbett U.S. Government Securities Portfolio because this class was dissolved on December 27, 2007.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Lord Abbett U.S. Government Securities Portfolio may sell all or a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to VP Intermediate Bond Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that VP Intermediate Bond Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to VP Intermediate Bond Portfolio may also sell portfolio securities that it acquired from Lord Abbett U.S. Government Securities Portfolio, and VP Intermediate Bond Portfolio may not be immediately fully invested in accordance with its strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions.  During the transition period, Lord Abbett U.S. Government Securities Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Lord Abbett U.S. Government Securities Portfolio’s Shareholders and VP Intermediate Bond Portfolio’s Shareholders

Lord Abbett U.S. Government Securities Portfolio is organized as a series of IPI, a Maryland corporation that is governed by its Articles of Incorporation and ByLaws.  VP Intermediate Bond Portfolio is organized as a series of the Trust, a Massachusetts business trust that is governed by a Declaration of Trust and ByLaws.  Key differences under Lord Abbett U.S. Government Securities Portfolio’s Articles of Incorporation/Bylaws and VP Intermediate Bond Portfolio’s Declaration of Trust/Bylaws are presented below.  In addition, because Lord Abbett U.S. Government Securities Portfolio is organized as a series of a Maryland corporation and VP Intermediate Bond Portfolio is organized as a series of a Massachusetts business trust, there are also some differences between the rights of shareholders of the Portfolios, which are also presented below.

Lord Abbett U.S. Government Securities Portfolio	VP Intermediate Bond Portfolio

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

Shareholders have the power to elect and remove Trustees.

The Corporation reserves the right from time to time to make any amendment to its Articles of Incorporation now or thereafter authorized by law, including any amendment which alters the contract rights, as expressly set forth in the Articles of Incorporation, or any outstanding shares, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Under Maryland law, an amendment to Articles of Incorporation requires approval by the Board of Directors and by the stockholders of the corporation by the affirmative vote of two thirds of all the votes entitled to be cast on the matter.

The Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the shares. The Trustees may amend the Declaration of Trust without the vote or consent of shareholders: (i) if they deem it necessary or desirable to designate or redesignate series or classes, to change the name of the Trust or any series or class thereof, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision hereof, or to make any other changes in the Declaration which do not materially adversely affect the rights of shareholders hereunder; or (ii) if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. However, no amendment may be made, which would change any rights with respect to any shares of the Trust or any series or class thereof by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of a majority of the Shares entitled to vote.

The Board of Directors has the exclusive power to alter, amend or repeal any Bylaws of the Corporation or to make new Bylaws.	The Trustees may adopt and from time to time amend or repeal the By-Laws for the conduct of business of the Trust.

Under Maryland law, a voluntary dissolution of the Corporation requires approval by a majority of the entire Board of Directors and by the affirmative vote of two-thirds of all the shareholders’ votes entitled to be cast on the matter.

The Trust or any series thereof may be terminated by (i) the affirmative vote of the holders of a majority of the shares entitled to vote at any meeting of shareholders or (ii) by an instrument in writing signed by a majority of the Trustees.

Under Maryland law, shareholders of Lord Abbett U.S. Government Securities Portfolio have no personal liability for the portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of a business trust.  However, VP Intermediate Bond Portfolio’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of VP Intermediate Bond Portfolio have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Lord Abbett U.S. Government Securities Portfolio in exchange for shares of beneficial interest of VP Intermediate Bond Portfolio and the assumption by VP Intermediate Bond Portfolio of Lord Abbett U.S. Government Securities Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of VP Intermediate Bond Portfolio to shareholders of Lord Abbett U.S. Government Securities Portfolio, as provided for in the Reorganization Agreement.  Lord Abbett U.S. Government Securities Portfolio will then be liquidated.

Each shareholder of Class I and Class S shares of Lord Abbett U.S. Government Securities Portfolio will hold, immediately after the Closing Date, the corresponding share class of VP Intermediate Bond Portfolio having an aggregate value equal to the aggregate value of the shares of Lord Abbett U.S. Government Securities Portfolio held by that shareholder as of the close of business on the Closing Date.  In the interest of economy and convenience, shares of VP Intermediate Bond Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Lord Abbett U.S. Government Securities Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of Directors of Lord Abbett U.S. Government Securities Portfolio at a meeting held on December 5, 2007 and to the Board of Trustees of VP Intermediate Bond Portfolio at a meeting held on December 19, 2007.  The Board of each Portfolio, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Lord Abbett U.S. Government Securities Portfolio’s shareholders to continue to participate in a professionally managed portfolio that seeks to maximize total return consistent with reasonable risk.  Additionally, the proposed Reorganization will result in lower gross and net expenses for shareholders of the disappearing Lord Abbett U.S. Government Securities Portfolio.

Board Considerations

The Board of Directors of Lord Abbett U.S. Government Securities Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Lord Abbett U.S. Government Securities Portfolio’s shareholders, including that the surviving Portfolio would have a significantly larger asset base and should be better positioned to achieve economies of scale;

•                  the expense ratios and information regarding fees and expenses of Lord Abbett U.S. Government Securities Portfolio and VP Intermediate Bond Portfolio, including that the gross and net expenses for Class I and Class S shareholders of the disappearing Lord Abbett U.S. Government Securities Portfolio will be lowered as a result of the Reorganization;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  the comparability of investment objectives, policies, restrictions, management and portfolio holdings of the Portfolios;

•                  the relative investment performance of the Portfolios, including that VP Intermediate Bond Portfolio has superior total returns;

•                  that Lord Abbett U.S. Government Securities has experienced net outflows since it received substituted assets in April 2006;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization;

•                  that if the Reorganization is approved by shareholders, certain holdings of Lord Abbett U.S. Government Securities Portfolio may be sold shortly prior to the Closing Date and certain portfolio securities that VP Intermediate Bond Portfolio acquired from Lord Abbett U.S. Government Securities Portfolio may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 20; and

•                  the net revenue benefits for the group of DSL, ING Investments and ING IM as a result of the Reorganization, including the net revenue benefits accrued as the result of transitioning from Lord Abbett, a sub-adviser unaffiliated with DSL and ING Investments, to ING IM, an affiliate of DSL and ING Investments.

The Board of Directors of Lord Abbett U.S. Government Securities Portfolio recommends that shareholders approve the Reorganization with VP Intermediate Bond Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither Lord Abbett U.S. Government Securities Portfolio nor its shareholders, nor VP Intermediate Bond Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Lord Abbett U.S. Government Securities Portfolio will pay to the Participating Insurance Companies’ Separate Accounts and Qualified Plans that own its shares, a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be shared equally between Lord Abbett U.S. Government Securities Portfolio and ING Investments or an affiliate of ING Investments.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Lord Abbett U.S. Government Securities Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the Lord Abbett U.S. Government Securities Portfolio will be allocated to VP Intermediate Bond Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Lord Abbett U.S. Government Securities Portfolio is organized as a separate series of IPI, an open-end management investment company organized as a Maryland corporation.  IPI is governed by a Board of Directors consisting of eleven members.  For more information on the history of IPI, see the SAI of Lord Abbett U.S. Government Securities Portfolio.

VP Intermediate Bond Portfolio is organized as a separate series of the Trust, an open-end management investment company organized as a Massachusetts business trust.  The Trust is governed by a Board of Trustees consisting of nine members.  For more information on the history of the Trust, see the SAI of VP Intermediate Bond Portfolio.

Advisers

DSL, a Delaware limited liability company, and ING Investments, an Arizona limited liability company, each serve as the adviser to Lord Abbett U.S. Government Securities Portfolio and VP Intermediate Bond Portfolio, respectively.  Each adviser has overall responsibility for the management of the respective Portfolio.  Each adviser provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the respective Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  Each adviser is registered with the SEC as an investment adviser, and DSL is also registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2006, DSL managed over $41.6 billion in registered investment company assets and ING Investments managed approximately $50.1 billion in assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

DSL and ING Investments are indirect, wholly owned subsidiaries of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSL has engaged Lord Abbett as sub-adviser to Lord Abbett U.S. Government Securities Portfolio and ING Investments has engaged ING IM as sub-adviser to VP Intermediate Bond Portfolio to provide the day-to-day management of each respective Portfolio.  Each adviser is responsible for monitoring the investment programs and performance of each sub-adviser with respect to each respective Portfolio.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Board of Directors/Trustees or the respective adviser.  In the event a sub-advisory agreement is terminated, a sub-adviser may be replaced subject to any regulatory requirements, or DSL or ING Investments may assume day-to-day investment management of Lord Abbett U.S. Government Securities Portfolio or VP Intermediate Bond Portfolio, respectively.

Each of DSL and ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to Lord Abbett U.S. Government Securities Portfolio’s semi-annual report for the fiscal period ended June 30, 2006 and VP Intermediate Bond Portfolio’s annual report for the fiscal year ended December 31, 2006.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Lord Abbett U.S. Government Securities Portfolio’s shareholders, then as soon as practicable before the Closing Date, Lord Abbett U.S. Government Securities Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2007, and on a pro forma basis as of June 30, 2007, giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Lord Abbett U.S. Government Securities Portfolio
Class I	$31,246,195	$9.97	3,134,836
Class S	$11,824,954	$9.96	1,187,792

VP Intermediate Bond Portfolio
Class I	$2,014,261,126	$13.11	153,653,246
Class S	$849,911,471	$13.02	65,300,260

Pro Forma – VP Intermediate Bond Portfolio including Lord Abbett U.S. Government Securities Portfolio
Class I(1) (2)	$2,045,469,961	$13.11	156,033,783
Class S(1) (2)	$861,722,286	$13.02	66,207,389

(1)                                      Reflects adjustment for estimated one time merger expense of ($37,360) and ($14,139) on Class I and Class S, respectively.

(2)                                      Reflects net retired shares of Lord Abbett U.S. Government Securities Portfolio of (754,299) and (280,663) for Class I and Class S, respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 26, 2008.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-262-3862.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Lord Abbett U.S. Government Securities Portfolio a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Lord Abbett U.S. Government Securities Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote Lord Abbett U.S. Government Securities Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Lord Abbett U.S. Government Securities Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Lord Abbett U.S. Government Securities Portfolio at the close of business on January 11, 2008 (the “Record Date”) will be entitled to be present and give voting instructions for Lord Abbett U.S. Government Securities Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 9, 2008.  As of the Record Date, the following shares of beneficial interest of Lord Abbett U.S. Government Securities Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
Class I
Class S
Total

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event of a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless the adjournment is more than 120 days after the Record Date, or if after the adjournment a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of January 11, 2008, no current Director/Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of January 11, 2008 owned beneficially or of record 5% or more of the outstanding shares of any class of Lord Abbett U.S. Government Securities Portfolio or VP Intermediate Bond Portfolio.

Other Matters to Come Before the Special Meeting

Lord Abbett U.S. Government Securities Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Lord Abbett U.S. Government Securities Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Lord Abbett U.S. Government Securities Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

February 26, 2008

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 19th day of December, 2007, by and between ING VP Intermediate Bond Portfolio, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING VP Intermediate Bond Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Lord Abbett U.S. Government Securities Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Institutional Class (“Class I”) and Servicing Class (“Class S”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                     TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.                              Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class I and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Company, on behalf of the Acquired Portfolio, to the Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1 and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class I and Class S Acquiring Portfolio Shares to be so credited to Class I and Class S Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date.  All issued and outstanding Class I and Class S Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class I and Class S shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class I and Class S Acquiring Portfolio Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                     VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees. 2.2.                                                The net asset value of a Class I or Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.                              The number of the Class I and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same class, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accountants.

3.                                    CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be April 26, 2008 or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class I and Class S shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                    REPRESENTATIONS AND WARRANTIES

4.1.                             Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Trust as follows:

(a)                      The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used since inception to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                        The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                     All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                     Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                         The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2006 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                         Since December 31, 2006, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                      On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                   All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                     The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                     The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)                     The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                             Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Company as follows:

(a)                      The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                     The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)                      No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                     The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                      On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                        The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                     Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2006 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                         Since December 31, 2006, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                      For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                         All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                   The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                     Class I and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                     The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)                     That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                     COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the Class I and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company’ election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

6.3.                              The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              The Company shall have delivered to the Trust a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

7.3.                              The Company shall have delivered to the Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.                              The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Company’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Trust.  Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust.  Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.                                     BROKERAGE FEES AND EXPENSES

9.1.                              The Company, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                              ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                              TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before October 31, 2008, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                              AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Company pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class I and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                              NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING VP Intermediate Bond Portfolio

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

Attn : Philip H. Newman, Esq.

ING Partners, Inc.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz.

14.                              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as provided in the Articles of Incorporation of the Company or the Declaration of Trust of the Trust, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

                IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING PARTNERS, INC. on behalf of its
ING Lord Abbett U.S. Government Securities Portfolio series

By:	/s/ Michael J. Roland

Title:	Executive Vice President

ING VP INTERMEDIATE BOND PORTFOLIO on behalf of its
ING VP Intermediate Bond Portfolio series

By:	/s/ Todd Modic

Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING

ING VP INTERMEDIATE BOND PORTFOLIO

(“PORTFOLIO”)

ABOUT YOUR INVESTMENT

Shares of the Portfolio are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors as permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.  You do not buy, sell or exchange shares of the Portfolio.  You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you have chosen.  You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works.  The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC (“ING Funds Distributor” or “Distributor”), the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio.  You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern.  Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors.  However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as investment options and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations.  The Portfolio’s Board of Trustees (“Board”) directed ING Investments, LLC (the “Adviser”) to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict.  If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, a pension plan, investment company or other permitted investor, which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time.  If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include approval by the Securities and Exchange Commission (the “SEC”)).

FREQUENT TRADING — MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle.  Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio.  Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans.  Omnibus accounts generally do not identify customers’ trading activity on an individual basis.  The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers.  You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  Such policies may be more or less restrictive than the Portfolio’s policy.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy.  As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.  The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.  The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short term trading.  There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders.  Due to the disruptive nature of this activity, it can adversely impact the ability of the Portfolio’s adviser or sub-adviser to invest assets in an orderly, long-term manner.  Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on the Portfolio’s performance.

The Portfolio, when investing in foreign securities, may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current net asset value (“NAV”), causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities.  For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage.  The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur.  Moreover, decisions about allowing trades in the Portfolio may be required.  These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

SERVICE FEES

The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (“Distribution Plan”) for the Class S shares of the Portfolio.  Under the Distribution Plan, the Distributor, the Portfolio’s principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of the Portfolio.  The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares.  The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.  Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies.  The Portfolio’s Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor.  ING Funds Distributor has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by

Variable Contract holders through the relevant insurance company’s Variable Contracts.  As of April 30, 2007, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver and ING USA Annuity and Life Insurance Co. ING Groep N.V. (“ING Groep”) (NYSE: ING) uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, because the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on a portfolio it must pay to have sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in a portfolio advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.  Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements.  Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

NET ASSET VALUE

The NAV per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on national holidays and Good Friday.  Portfolio shares will not be priced on those days.  The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company’s Variable Contract or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the new quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1.)  The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Portfolio’s website is located at www.ingfunds.com.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

ING Investments, LLC (“ING Investments”), an Arizona limited liability company, serves as the Adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly owned subsidiary of ING Groep.  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

Sub-Adviser

ING Investments has engaged ING Investment Management Co. (“ING IM”) to serve as sub-adviser to the Portfolio to provide the day-to-day management of the Portfolio.  ING IM has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles.  ING IM is a wholly-owned subsidiary of ING Groep.  The principal address of ING IM is 230 Park Avenue, New York, New York 10169.  ING IM has been an investment adviser since 1972 and manages investments totaling approximately $68.05 billion in assets as of December 31, 2006.

ING Investments monitors ING IM’s investment programs and results with respect to the Portfolio, and coordinates the investment activities of ING IM to ensure compliance with regulatory restrictions.  ING Investments pays ING IM an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fees out of its advisory fees.

James B. Kauffmann, Portfolio Manager, has managed the Portfolio since 2002.  Mr. Kauffmann joined ING Groep in 1996 and has over 20 years of investment experience.  Prior to joining ING Groep, he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager.  Additionally, he has worked as an analyst with a venture capital fund.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING VP Intermediate Bond Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2007, which is unaudited.

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006		2005	2004	2003	2002
	(unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$12.96		12.97		13.14	14.15	13.53	12.95

Income (loss) from investment operations:

Net investment income	$0.35		0.65	*	0.54	0.53	0.56	0.45

Net realized and unrealized gain (loss) on investments	$(0.20)		(0.12)		(0.13)	0.13	0.29	0.63

Total from investment operations	$0.15		0.53		0.41	0.66	0.85	1.08

Less distributions from:

Net investment income	$—		0.54		0.51	1.11	0.11	0.43

Net realized gains on investments	$—		—		0.07	0.56	0.12	0.07

Total distributions	$—		0.54		0.58	1.67	0.23	0.50

Net asset value, end of period	$13.11		12.96		12.97	13.14	14.15	13.53

Total Return(1)%	1.16		4.06		3.14	4.88	6.30	8.33

Ratios and Supplemental Data:

Net assets, end of period (millions)	$2,014		1,909		1,148	1,093	1,126	1,206

Ratios to average net assets:

Gross expenses prior to expense waiver(2)%	0.49		0.49		0.49	0.48	0.50	0.49

Net expenses after expense waiver(2)%	0.49	†	0.49	†	0.49	0.48	0.50	0.49

Net investment income after expense waiver(2)%	5.34	†	4.97	†	4.14	3.79	3.77	3.50

Portfolio turnover rate %	197		390		589	407	521	565

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.  Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

	Class S
	Six Months Ended June 30,		Year Ended December 31,					May 3, 2002(1) to December
	2007		2006		2005	2004	2003	31, 2002
	(unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$12.89		12.91		13.09	14.13	13.53	13.05

Income (loss) from investment operations: $

Net investment income	$0.33	*	0.61	*	0.41	0.40	0.49	0.16

Net realized and unrealized gain (loss) on investments	$(0.20)		(0.12)		(0.03)	0.22	0.32	0.81

Total from investment operations	$0.13		0.49		0.38	0.62	0.81	0.97

Less distributions from:

Net investment income	$—		0.51		0.49	1.10	0.09	0.42

Net realized gains on investments	$—		—		0.07	0.56	0.12	0.07

Total distributions	$—		0.51		0.56	1.66	0.21	0.49

Net asset value, end of period	$13.02		12.89		12.91	13.09	14.13	13.53

Total Return(2)	1.01		3.77		2.94	4.58	6.04	7.45

Ratios and Supplemental Data:

Net assets, end of period (millions)	$850		621		617	301	71	50

Ratios to average net assets:

Gross expenses prior to expense waiver(3)%	0.74		0.74		0.74	0.73	0.75	0.74

Net expenses after expense waiver(3)%	0.74	†	0.74	†	0.74	0.73	0.75	0.74

Net investment income after expense waiver(3)%	5.09	†	4.69	†	3.94	3.52	3.52	3.25

Portfolio turnover rate %	197		390		589	407	521	565

(1)	Commencement of operations.

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.  Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of January 11, 2008:

ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING VP INTERMEDIATE BOND PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*                 On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 11, 2008.

C-1

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date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 10, 2008

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible.  Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.         To approve an Agreement and Plan of Reorganization by and between ING Lord Abbett U.S. Government Securities Portfolio and ING VP Intermediate Bond Portfolio, providing for the reorganization of ING Lord Abbett U.S. Government Securities Portfolio with and into ING VP Intermediate Bond Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the

Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING LORD ABBETT U.S. GOVERNMENT SECURITIES PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on April 10, 2008, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING Lord Abbett U.S. Government Securities Portfolio and ING VP Intermediate Bond Portfolio, providing for the reorganization of ING Lord Abbett U.S. Government Securities Portfolio with and into ING VP Intermediate Bond Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING VP INTERMEDIATE BOND PORTFOLIO

Statement of Additional Information

February 26, 2008

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

ING Lord Abbett U.S. Government Securities Portfolio (A Series of ING Partners, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING VP Intermediate Bond Portfolio (A Series of ING VP Intermediate Bond Portfolio) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING VP Intermediate Bond Portfolio (“SAI”) is available to the shareholders of ING Lord Abbett U.S. Government Securities Portfolio, a series of ING Partners, Inc., in connection with a proposed transaction whereby all of the assets and known liabilities of ING Lord Abbett U.S. Government Securities Portfolio will be transferred to ING VP Intermediate Bond Portfolio, a series of ING VP Intermediate Bond Portfolio, in exchange for shares of ING VP Intermediate Bond Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Manager’s Report for ING VP Intermediate Bond Portfolio and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING Lord Abbett U.S. Government Securities Portfolio, as supplemented, dated April 30, 2007, as filed on April 27, 2007 (File No: 333-32575) and the SAI for ING VP Intermediate Bond Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No: 002-47232).

2.                           The Financial Statements of ING Lord Abbett U.S. Government Securities Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007, and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No: 811-08319), and the financial statements of ING VP Intermediate Bond Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007, and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No: 811-02361).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated February 26, 2008, relating to the Reorganization of Lord Abbett U.S. Government Securities Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PORTFOLIO MANAGERS’ REPORT FOR

ING VP INTERMEDIATE BOND PORTFOLIO

Set forth below is an excerpt from ING VP Intermediate Bond Portfolio’s Annual Report for the fiscal year ended December 31, 2006.

*       *       *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2006

In our semi-annual report, we described how the feast of the first quarter had turned to famine in the second quarter for global equity markets on concerns that rising interest rates would freeze out global growth.  Indeed as late as June 27, 2006, the year-to-date return on the Morgan Stanley Capital International (“MSCI”) World IndexSM(1) measured in local currencies, including net reinvested dividends had been precisely 0%.  However, the second half of the year ended December 31, 2006, was much healthier and the same index powered ahead 12.3% and for the year ended December 31, 2006, returned 20.07%.  The return to dollar based investors was a little better at 13.2%, as late in the year a slowing economy and hints that central banks would be diversifying out of dollars weighed on that currency.  For the six months ended December 31, 2006, the dollar fell 3.1% against the euro and 5.6% against the pound, but gained 4.1% on the yen due to stumbling growth and miniscule interest rates in Japan.  For the year ended December 31, 2006, the dollar fell 10.6% against the euro and 12.4% against the pound, but gained 1.3% against the yen.

As the first half of 2006 ended, the Federal Open Market Committee (“FOMC”) had just raised the federal funds rate for the seventeenth time since June 2004, to 5.25%.  The relatively mild accompanying language led many in the fixed income market to hope that the tightening cycle was now over.  Not everyone believed it, especially when new Middle East conflict pushed the price of oil to another record on July 14, 2006.  But data, especially on housing, had mostly pointed to cooling demand and a tame employment report on August 4, 2006 probably decided the matter.  Four days later the FOMC met and left rates unchanged.  The booming housing market had been a powerful driver of growth in recent years through new construction and demand created by mortgage loan refinancing.  This boom was deteriorating appreciably with housing prices and the key new building permits measure falling sharply. Only in the last few days of 2006 did the slump show some signs of bottoming out with unexpectedly good new and existing home sales figures reported, along with rebounding consumer confidence.  For the six months ended December 31, 2006, the Lehman Brothers® Aggregate Bond (“LBAB”) Index(2) of investment grade bonds gained 5.09% and for the year ended December 31, 2006 it gained 4.33%.  The most important dynamic was the broad yield curve inversion, suggestive of an expected fall in interest rates and a further economic slow down.  The ten-year Treasury yield fell 43 basis points (0.43%) to 4.71%, while the yield on the three-month Bill rose by 3 basis points (0.03%) to 4.89%.  Since mid-August, with the exception of two days, August bond investors had been prepared to lend money to the government for ten years at a lower interest rate than for three months.

Faced with fading business activity, as the key housing engine seized up, and a yield curve inverted to the point of recession according to some commentators, investors in U.S. equities must have been in the mood to sell.  Not so fast.  Those investors saw things differently and indeed the apparent “disagreement” between the bond market and global stock markets was a well discussed feature of the second half of the year.  For one thing, the oil price, having hit its record, fell back, as surly calm returned to the Middle East, as the summer driving and hurricane seasons came and went and as winter got off to a mild start in the key North East region.  The price of oil averaged 22% less in the fourth quarter than at its peak, boosting consumers’ spending power and confidence.  And if longer-term interest rates were falling then stocks looked more attractive as bonds provided less competition and the present value of future corporate profits rose.  Speaking of which, Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3) companies duly reported their 13th straight double-digit quarterly percentage earnings gain.  Gross domestic product (“GDP”) growth may have slowed, but the share of corporate profits, reported at 12.4%, was the highest since the 1950’s.  The next merger or acquisition to get investors in the mood never seemed far away.  Five of them were even announced in one day on November 6, 2006, sending markets up about 1%.  For the six months ended December 31, 2006, the S&P 500® Index, including dividends, rose 12.7% and for the year ended December 31, 2006, the S&P 500® Index, including dividends, rose 15.8%.  All but 30 basis points (0.30%) of the gain came after August 8, 2006, making six-year highs as the year ended.

1

International markets, based on MSCI local currency indices, as in the U.S., finished near their best levels for the year. In Japan the market advanced 8.7%, in 2006, after a late surge.  The long awaited increase in interest rates from 0.0% to 0.25% took place in July just as the economic recovery was losing impetus.  Third quarter growth was estimated at only 0.8% and generated by exports and capital spending alone. Consumer spending was lagging despite low unemployment and almost flat prices, yet business confidence remained high and profit growth healthy. Elsewhere, Asian markets ex Japan rose 28.2% in 2006, but with wide disparities, ranging from -2.0% in Thailand to 83.4% in China.  In Thailand the uncertainty caused by a military coup was compounded when the junta imposed exchange controls to hold back the strong baht, only to rescind them the next day.  China’s market soared in surely speculative excess, and in the absence of attractive alternatives, as investors sought a piece of the world’s fourth largest economy.  By the end of 2006 the Chinese market had become the third biggest emerging market after South Korea and Taiwan. European ex UK markets surged 16.1%, in 2006.  The Eurozone’s GDP growth had recorded its best first half of a year since 2000, 1.7%, and the lowest unemployment rate, 7.8%, since the start of the Eurozone itself.  But as the second half of 2006, wore on there were signs that the best news was behind it and the third quarter’s annualized growth fell to 2.0%.  Business confidence, however, stayed buoyant and cheered by extensive merger and acquisition activity despite headwinds in the form of a strengthening euro, a hawkish European Central Bank that raised rates three times and the looming rise in German sales tax. UK equities added 8.6% in the six months ended December 31, 2006.  The Bank of England raised rates twice as GDP growth accelerated to 2.9% year over year, inflation climbed above target and house prices, an important demand generator, continued their recovery with average prices up more than 10% in 2006.  Again, however, it was widespread, large scale mergers and acquisitions energizing the market.

(1)             The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)             The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)             The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.  The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown.  Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*       *       *

2

ING VP INTERMEDIATE BOND PORTFOLIO: PORTFOLIO MANAGER’S REPORT

The ING VP Intermediate Bond Portfolio (the “Portfolio”) seeks to maximize total return consistent with reasonable risk by investing in a diversified portfolio consisting primarily of debt securities.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.  The Portfolio is managed by James B. Kauffmann, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2006, the Portfolio’s Class I shares provided a total return of 4.06% compared to the Lehman Brothers® Aggregate Bond Index(1) (“LBAB”), which returned 4.33% for the same period.

Portfolio Specifics: 2006 was supposed to be the year that synchronized global growth led to capacity constraints in labor and manufacturing and rising commodity prices.  This combination was expected to produce inflation rates that would have been unacceptable to the U.S. Federal Reserve Board (“Fed”) and global investors in general.  A repudiation of U.S. dollar-based assets and a Fed bent on draining liquidity from the market was expected to lead to rising interest rates and a decline in prices of high risk assets relative to their low risk counterparts.  As the carry trade was unwound, volatility was expected to re-emerge.  Investors were also expected to come to the realization that the Fed was behind this steepening of the yield curve and that it could not control inflation.

However, capital markets rarely serve up what is expected. Although we did in fact experience the greatest surge in global growth since the 1970s, and the longest string of 6% plus gross domestic product (“GDP”) growth since the 1980s, the economy could not deal with a simultaneous slowdown in housing and manufacturing.  Even though there was a brief inflation scare as the core consumer price index reached a peak of 2.9%, a level not seen since 1996, unit labor cost increases were offset by falling goods prices.  The market correctly predicted that growth and inflation would moderate and these robust economic statistics would be fleeting.

Overall, last year’s bond market can best be described as a battle of two halves.  In the first half of 2006, the market battled inflation and oil fears.  In the second half of 2006, the market dealt with a housing- and automotive-induced slowdown, as well as a benign Fed.  Throughout the year, leveraged buyouts (“LBOs”) vexed the investment corporate bond market, as the re-levering of corporate balance sheets reached new highs.  The Fed continued its tightening regime until late into the summer when the Federal Open Market Committee (“FOMC”) paused and held the key overnight steady at 5.25% for the remainder of the year.  The yield curve inverted for the first time in many years, and it stayed in this inherently unstable shape for the rest of the period.  All sectors of the LBAB Index outperformed Treasuries, although the sub-prime mortgage market languished in the second half as the domestic residential real estate market slumped.

Impact of Key Portfolio Holdings and Sector Concentration: While the Portfolio largely avoided the deleterious effects that LBOs can bring to bond portfolios, performance relative to our peers was not as strong as in the past. In general, our defensive posture towards credit hurt the Portfolio, although exposures were re-calibrated frequently through the course of the year.  We remained uncomfortable with the limited compensation for risk provided by credit-sensitive bonds.  Low volatility further impacted our security selection process, and our small allocations to high-yield and emerging-market debt were helpful but too modest given the strong outperformance of those two high risk sectors.  Yet, timely allocations to 10/1 adjustable rate mortgages (“ARMs”) in lieu of fixed-rate fifteen year mortgage-backed securities (“MBS”) proved beneficial as were tactical overweights to the MBS sector in general.  Our security selection process did produce some wins in the areas of financial debt and floating rate notes.  Ultimately, the greatest drag on performance proved to be our short duration posture in the second half of the year. Investors quickly — and we believe, incorrectly — viewed the Fed’s pause as a sign of imminent easing.

Current Strategy and Outlook: We expect slow growth to persist early in 2007.  We expect, housing and auto-related manufacturing to continue to be weak during the first part of the year, but we predict they will to recover as the year progresses.  We believe, the economy may experience sub-trend growth for a couple of quarters until consumers adjust their spending patterns in the new environment.  Long-term, we view the economy as resilient despite market signals (such as an inverted yield curve) that predict a hard landing.  Our view is that this pessimistic outlook is not warranted given the strength in the service sector, export growth and the labor market.  Housing is already showing signs of stabilization.  We see limited risk based on the variables that would further negatively affect this sector, such as higher mortgage rates and lower personal income.

3

The effects of a global capital market with easy money have had an impact beyond the artificially low long-term rates in the U.S. Investors flush with cash and seeking high-paying investment opportunities continue to demand stockholder-friendly transactions.  Leveraged buyout targets are rumored to include Alltel Corp., Western Union Co., Anheuser-Busch Cos., Inc. and JC Penney Co., Inc.  We are cautiously bullish on credit in the very short term. Strategically, we remain defensive on credit as we are concerned that issue specific risk may not be compensated appropriately.  Our mortgage allocation is slightly overweight on a contribution-to-duration basis, and we continue to benefit from exposure to off-index mortgage-backed securities such as ARMs.  Our exposure to high-yield and emerging-market debt is limited and we maintain a slight overweight exposure in high yield on a contribution-to-duration basis.  We have zero exposure to emerging market debt.  The interest rate strategy team has targeted a duration position slightly shorter than the benchmark with a bias toward long-term rates rising more than short-term rates.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds.  Performance for the different classes of shares will vary based on differences in fees associated with each class.

Investment Type Allocation
as of December 31, 2006
(as a percent of net assets)

Collateralized Mortgage Obligations	33.4%
Corporate Bonds/Notes	28.1%
U.S. Government Agency Obligations	27.8%
U.S. Treasury Obligations	11.2%
Asset-Backed Securities	3.0%
Preferred Stock	1.8%
Mutual Fund	1.4%
Municipal Bonds	1.0%
Other Bonds	0.8%
Equity-Linked Securities	0.4%
Repurchase Agreement	1.2%
Other Assets and Liabilities, Net*	(10.1)%
Net Assets	100.0%

* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

Top Ten Holdings*
as of December 31, 2006
(as a percent of net assets)

Federal National Mortgage Association, 5.000%, due 01/12/36	8.0%
U.S. Treasury Note, 4.625%, due 11/30/08	4.4%
U.S. Treasury Bond, 4.500%, due 02/15/36	1.9%
Federal National Mortgage Association, 5.250%, due 08/01/12	1.2%
Citigroup Mortgage Loan Trust, Inc., 6.096%, due 08/25/36	1.1%
U.S. Treasury Note, 4.625%, due 11/15/09	1.0%
JP Morgan Mortgage Trust, 5.408%, due 11/25/35	1.0%
Federal Home Loan Mortgage Corporation, 6.625%, due 09/15/09	1.0%
Federal National Mortgage Association, 5.500%, due 11/01/33	1.0%
Federal Home Loan Mortgage Corporation, 5.500%, due 04/24/09	1.0%

*  Excludes short-term investments related to ING Institutional Prime Money Market Fund, repurchase agreement and securities lending collateral.

Portfolio holdings are subject to change daily.

4

Average Annual Total Returns for the Periods Ended December 31, 2006

	1 Year	5 Year	10 Year	Since Inception of Class ADV December 20, 2006		Since Inception of Class S May 3, 2002
Class ADV	—	—	—	(0.30)%		—

Class I	4.06%	5.32%	6.03%	—		—

Class S	3.77%	—	—	—		5.31%

LBAB Index(1)	4.33%	5.06%	6.24%	N/A	(2)	4.98	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Intermediate Bond Portfolio against the index indicated.  An index has has no cash in its portfolio, imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index.  The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract.  Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return.  Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract.  The performance shown indicates past performance and is not a projection or prediction of future results.  Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.  Please call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements.  Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover.  The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

5

(1)     The LBAB Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(2)     Since inception performance for the the index is not shown.

(3)     Since inception performance for the index is shown from May 1, 2002.

Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser to the Portfolio.

6

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of ING VP Intermediate Bond Portfolio’s Amended and Restated Declaration of Trust, as amended, provides the following:

5.3 Indemnification.  The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)                                 Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)                                The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)                                 No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)                                The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)                                 In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)                                   The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)                                No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omission occurring prior to such amendment or repeal.

Section 7 of the Administration Agreement provides that:

Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, trustees, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement.  The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund.  The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a trustee, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

In addition, ING VP Intermediate Bond Portfolio’s officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING VP Intermediate Bond Portfolio pursuant to the foregoing provisions or otherwise, ING VP Intermediate Bond Portfolio has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by ING VP Intermediate Bond Portfolio of expenses incurred or paid by a Trustee, officer or controlling person of ING VP Intermediate Bond Portfolio in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING VP Intermediate Bond Portfolio will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the 1933 Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)         (a)          Amended and Restated Declaration of Trust dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)        Certificate of Amendment of Declaration of Trust dated June 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(c)         Certificate of Amendment of Declaration of Trust effective August 6, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(d)        Certificate of Amendment of Declaration of Trust effective August 6, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(e)         Re-Designation of Classes of Shares of Beneficial Interest effective April 30, 2004 (redesignation of Class R shares Class I shares) – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(f)           Establishment and Designation of Classes of Shares of Beneficial Interest $1.00 Par Value effective April 29, 2005 (Issuance of Adviser Class Shares). – Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(2)         Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(3)         Not applicable.

(4)         Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING Lord Abbett U.S. Government Securities Portfolio series, and ING VP Intermediate Bond Portfolio, on behalf of its ING VP Intermediate Bond Portfolio series.

(5)         Instruments Defining Rights of Holders – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

(6)         (a)          Investment Management Agreement between the ING Investments, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    Amended Schedule A, dated December 2005 to the Investment Management Agreement between the ING Investments, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)                                 Amendment to the Investment Management Agreement, dated March 1, 2002 between ING Investments, LLC and ING VP Intermediate Bond Portfolio, effective January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(b)        Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)                                 Amended Schedule A, dated December 2005 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iii)                              Second Amendment, effective January 1, 2007 to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(7)         (a)          Distribution Agreement between ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) and ING Pilgrim Securities, Inc. dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    Amended Schedule of Approvals, dated December 2005 to the Distribution Agreement between ING VP Intermediate Bond Portfolio (formerly known as ING VP Bond Portfolio) and ING Funds Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement to Distribution Agreement between ING VP Intermediate Bond Portfolio (formerly known as ING VP Bond Portfolio) and ING Funds Distributor, LLC dated October 8, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)                                 Directors’ Deferred Compensation Plan dated September 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

(9)         (a)          Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A dated April 30, 2007 to the Custody Agreement with The Bank of New York – . Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(b)        Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A dated April 30, 2007 to the Foreign Custody Manager Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(c)          Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Form of Amend Exhibit A dated April 30, 2007 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(10)   (a)          Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)        Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(11)                           Opinion and Consent of Counsel - Filed herewith.

(12)                           Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)   (a)          Administration Agreement between ING Funds Services, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)                                    Amended Schedule A to Administration Agreement between ING Funds Services, LLC and ING VP Intermediate Bond Portfolio (formerly known as Aetna Income Shares) – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)        License Agreement between Aetna Life Insurance Company and Aetna Income Shares, Inc. dated March 2, 1973 – Filed as an Exhibit to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

(c)         Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Exhibit A dated April 30, 2007 to the Fund Accounting Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(d)        Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amended Schedule A to the Allocation Agreement (Investment Company Blanket Bond) dated December 2005 – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(e)         Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 - Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)                                    Amended Schedule A Allocation Agreement (Directors and Officers Liability) dated November 2006 – Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(f)           Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(g)        Participation Agreement between ING VP Bond Portfolio, ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amendment to Participation Agreement between ING VP Bond Portfolio, ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(h)        Participation Agreement between ING VP Bond Portfolio, ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)            Participation Agreement between ING VP Bond Portfolio, Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(k)         Participation Agreement between ING VP Bond Portfolio, Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(l)            Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)                                 Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 – Filed as an exhibit to Post-Effective Amendment

No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(m)      Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)                                    Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)                                 Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)                              Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)                             Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(v)                                Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vi)                             Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vii)                          Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(n)        Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 – Filed as an exhibit to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(14)                           Consent of independent auditors - Filed herewith.

(15)                           Not applicable.

(16)                           Powers of Attorney - Filed herewith.

(17)                           Not applicable.

ITEM 17. UNDERTAKINGS

(1)                                 The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                 The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                 The undersigned registrant under takes to file a post-effective amendment to this Registration Statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 4th day of January, 2008.

ING VP INTERMEDIATE BOND PORTFOLIO

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	January 4, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	January 4, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	January 4, 2008
Albert E. DePrince, Jr.*

	Trustee	January 4, 2008
Maria T. Fighetti*

	Trustee	January 4, 2008
Sidney Koch*

	Trustee	January 4, 2008
Fredric A.Nelson III*

	Trustee	January 4, 2008
Corine T. Norgaard*

	Trustee	January 4, 2008
Joseph E. Obermeyer*

	Trustee	January 4, 2008
Edward T. O’Dell*

	Trustee	January 4, 2008
Russell Jones*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herewith.

EXHIBIT INDEX

(4)

Agreement and Plan of Reorganization between ING Partners, Inc., on behalf of its ING Lord Abbett U.S. Government Securities Portfolio series, and ING VP Intermediate Bond Portfolio, on behalf of its ING VP Intermediate Bond Portfolio series.

(11)	Opinion and Consent of Counsel

(14)	Consent of Independent Auditors

(16)	Powers of Attorney